Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	DocGo Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On November 24, 2021, DocGo Inc., a Delaware corporation (the “Company,” “DocGo,” “we,” “us” or “our”), filed a Registration Statement on Form S-1 (Registration No. 333-261363), which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 3, 2022, as amended by the Post-Effective Amendment No. 1 which was filed on March 15, 2022 and subsequently declared effective by the SEC on March 22, 2022, and thereafter further supplemented.This Post-Effective Amendment No. 2 to Form S-1 on Form S-3 (“Post-Effective Amendment No. 2”) is being filed by the Company to (i) convert the registration statement on Form S-1 into a registration statement on Form S-3, (ii) include updated information regarding certain of the selling securityholders and directors and officers named in the prospectus (including the forfeiture of an aggregate of 40,741 shares of Common Stock by certain selling securityholders pursuant to the Stock Escrow Agreement, dated November 5, 2021, by and among DocGo Inc. (formerly known as Motion Acquisition Corp.), Continental Stock Transfer and Trust Company, Motion Acquisition LLC and the assignees thereto), (iii) reflect a reduction in the number of shares of the Company’s common stock being offered by the selling securityholders to 17,778,588 shares of common stock, and (iv) reflect the redemption of all of the Company’s issued and outstanding private warrants and public warrants on September 16, 2022.No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the registration statement.
Entity Central Index Key	0001822359
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE